Fair value of financial instruments (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 55,251	R$ 78,208
Liabilities	(52,475)	(76,861)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	37,957	46,902
Liabilities	(35,741)	(39,068)
Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	7,718	23,671
Liabilities	(8,972)	(29,882)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	3,274	601
Liabilities	(2,982)	(65)
Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	282	492
Liabilities	(149)	(604)
Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	5,378	6,140
Liabilities	(4,478)	(6,626)
Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	642	402
Liabilities	(153)	(616)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	6	29
Liabilities	(112)	(186)
Level 1 of fair value hierarchy [member] | Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	6	29
Liabilities	(112)	(186)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	54,983	77,508
Liabilities	(51,974)	(76,106)
Level 2 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	37,721	46,271
Liabilities	(35,369)	(38,507)
Level 2 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	7,712	23,637
Liabilities	(8,971)	(29,880)
Level 2 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	3,255	595
Liabilities	(2,966)	(65)
Level 2 of fair value hierarchy [member] | Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	281	492
Liabilities	(149)	(604)
Level 2 of fair value hierarchy [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	5,378	6,140
Liabilities	(4,478)	(6,626)
Level 2 of fair value hierarchy [member] | Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets	636	373
Liabilities	(41)	(424)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	262	671	R$ 152
Liabilities	(389)	(569)
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	236	631
Liabilities	(372)	(561)
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	6	34
Liabilities	(1)	(2)
Level 3 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	19	6
Liabilities	(16)
Level 3 of fair value hierarchy [member] | Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	R$ 1
Level 3 of fair value hierarchy [member] | Other Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Liabilities		R$ (6)